EARNINGS (LOSSES) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
EARNINGS (LOSSES) PER SHARE
Schedule of basic and diluted (losses) earnings per share

	For the six months ended June 30,
	2024		2025
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

Earnings (losses) per share from continuing operations—basic:
Numerator:
Net income (loss) from continuing operations —basic	21	—	(13,899)	—

Denominator:
Weighted average number of ordinary shares outstanding	1,119,383,556	99	1,601,625,932	99
Denominator used for earnings (losses) per share	1,119,383,556	99	1,601,625,932	99
Earnings (losses) per share from continuing operations — basic	0.00	—	(0.01)	—

Earnings (losses) per share from continuing operations—diluted:
Numerator:
Net income (loss) from continuing operations — diluted	21	—	(13,899)	—
Reallocation of net income (loss) from continuing operations as a result of conversion of Class B to Class A shares	—	—	—	—
Net income (loss) from continuing operations attributable to ordinary shareholders	21	—	(13,899)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,119,383,556	99	1,601,625,932	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for earnings (losses) per share**	1,119,383,655	99	1,601,626,031	99
Earnings (losses) per share from continuing operations—diluted	0.00	—	(0.01)	—

Earnings (losses) from continuing operations per ADS*:
Denominator used for earnings (losses) per ADS - basic	11,193,836	—	16,016,259	—
Denominator used for earnings (losses) per ADS - diluted**	11,193,837	—	16,016,260	—
Earnings (losses) from continuing operations per ADS – basic	0.00	—	(0.87)	—
Earnings (losses) from continuing operations per ADS – diluted	0.00	—	(0.87)	—

	For the six months ended June 30,
	2024		2025
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

Earnings (losses) per share from discontinued operations—basic:
Numerator:
Net income (losses) from discontinued operations —basic	18,927	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding	1,119,383,556	99	1,601,625,932	99
Denominator used for earnings (losses) per share	1,119,383,556	99	1,601,625,932	99
Earnings (losses) per share from discontinued operations — basic	0.02	—	—	—

Earnings (losses) per share from discontinued operations—diluted:
Numerator:
Net income (losses) from discontinued operations — diluted	18,927	—	—	—
Reallocation of net income (losses) from discontinued operations as a result of conversion of Class B to Class A shares	—	—
Net income (losses) from discontinued operations attributable to ordinary shareholders	18,927	—	—	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,119,383,556	99	1,601,625,932	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for earnings (losses) per share**	1,119,383,655	99	1,601,626,031	99
Earnings (losses) per share from discontinued operations—diluted	0.02	—	—	—

Earnings (losses) from discontinued operations per ADS*:
Denominator used for earnings (losses) per ADS - basic	11,193,836	—	16,016,259
Denominator used for earnings (losses) per ADS – diluted**	11,193,837	—	16,016,260
Earnings (losses) from discontinued operations per ADS – basic	1.69	—	—	—
Earnings (losses) from discontinued operations per ADS – diluted	1.69	—	—	—
*	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.
**

For the six months ended June 30, 2024, 730,844,350 weighted average ordinary share equivalents relating to stock warrants were excluded from the denominator of diluted earnings per share or ADS because the exercise prices of the warrants were greater than the average market price of the ordinary shares or ADSs, and therefore, the effect would be anti-dilutive.